Related party transactions (Details) $ in Millions, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Total related party transactions	$ 8,125		$ 5,050
Total related party transactions	8,125	$ 5,050
Trade And Other Receivable
Statement [Line Items]
Total related party transactions	3,785	(330)
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	234	809
Trade And Other Payable [Member] Brazilian Reais [Member]
Statement [Line Items]
Total related party transactions	4,167	4,633
Borrowings [Member]
Statement [Line Items]
Total related party transactions	$ (61)	$ (62)